Finance Lease Liabilities (Details) - Schedule of Maturity Analysis of Financial Lease Liabilities	Dec. 31, 2023 USD ($)
Schedule of Maturity Analysis of Financial Lease Liabilities [Abstract]
Discount rate at commencement	4.90%
One year	$ 73,640
Two years	73,640
Three years	73,640
Four years	73,640
Five years	73,640
Beyond five years	18,410
Total undiscounted cash flows	386,610
Total financing lease liabilities	340,279
Difference between undiscounted cash flows and discounted cash flows	$ 46,331